DEBT - Outstanding borrowing arrangements, excluding PPP and other governmental loans (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total outstanding principal balance		$ 187,156	$ 171,100
Less: Unamortized debt issuance costs and discounts		(13,923)	(14,455)
Total debt		173,233	156,645
Less : Current portion of long term debt	$ (13,266)	(11,063)	(8,618)
Long term debt, net of current portion	$ 166,111	162,170	148,027
TCW Agreement
Debt Instrument [Line Items]
Total outstanding principal balance		150,000	150,000
Cumulative PIK interest for TCW Credit Agreement [Member]Cumulative PIK interest for TCW Credit Agreement
Debt Instrument [Line Items]
Total outstanding principal balance		36,858	20,164
GDS Obligation
Debt Instrument [Line Items]
Total outstanding principal balance		$ 298	745
Vendor Obligation
Debt Instrument [Line Items]
Total outstanding principal balance			$ 191